Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common Shares	Number of Class "B" Common Shares	Share Capital	Share Subscriptions Received	Stock Option Reserve	Deficit	Total	Non-Controlling Interest
Beginning balance, shares at Dec. 31, 2016	42,909,650	0
Beginning balance amount at Dec. 31, 2016			$ 3,645,457	$ 334,975	$ 0	$ (4,501,596)	$ (521,164)	$ 0
Shares issued, shares	2,500,000
Shares issued, amount			334,975	(334,975)			0
Shares issued to settle debts, shares	4,000,000
Shares issued to settle debts, amount			103,779				103,779
Shares issued for cash, shares		100,000
Shares issued for cash, amount			100				100
Shares issued for services, shares	250,000
Shares issued for services, amount			21,896				21,896
Share-based compensation							0
Shares issued conversion convertible promissory notes, amount							0
Shares held in trust	15,000
Net comprehensive loss						(674,520)	(674,520)
Ending balance, shares at Dec. 31, 2017	49,661,150	100,000
Ending balance, amount at Dec. 31, 2017			4,106,207	0	0	(5,176,116)	(1,069,909)	0
Shares issued to settle debts, amount							0
Shares issued for services, shares	600,000
Shares issued for services, amount			7,373				7,373
Share-based compensation							0
Shares issued conversion convertible promissory notes, shares	176,150,754
Shares issued conversion convertible promissory notes, amount			1,966,571				1,966,571
Net comprehensive loss						(522,963)	(522,963)
Ending balance, shares at Dec. 31, 2018	226,411,904	100,000
Ending balance, amount at Dec. 31, 2018			6,080,151	0	0	(5,699,079)	381,072	0
Shares issued to settle debts, amount							0
Incorporation of controlled subsidiary								342
Shares issued for cash, shares		1,000,000
Shares issued for cash, amount			100				100
Shares issued for services, amount							0
Share-based compensation					60,000		60,000
Shares issued conversion convertible promissory notes, shares	356,153,022
Shares issued conversion convertible promissory notes, amount			1,379,907				1,379,907
Net comprehensive loss						(2,094,253)	(2,252,324)	(158,071)
Ending balance, shares at Dec. 31, 2019	582,564,926	1,100,000
Ending balance, amount at Dec. 31, 2019			$ 7,460,158	$ 0	$ 60,000	$ (7,793,332)	$ (273,174)	$ (157,729)